Share-Based Employee Compensation	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share-Based Employee Compensation
19. Share-Based Employee Compensation
The Group operates a number of employee equity-settled schemes as part of its reward strategy, which are designed to provide long-term incentives for all employees to deliver long-term shareholder returns. Under the plans, participants are granted share awards of the Company, which vest gradually over the vesting period and are equity settled for shares within Wise plc. The total amount to be expensed is determined by reference to the fair value of the awards granted and it is calculated using the closing share price at the grant date. It is recognized in employee benefit expenses together with a corresponding increase in equity (additional paid-in
capital), over the period in which the service and the performance conditions are fulfilled (the vesting period). Upon vesting or exercising of the awards, the impact is recognized in retained earnings. For non-market-based
awards, vesting conditions are included in the assumptions of the number of options and awards that are expected to vest. At each reporting date, the entity revises its estimates of the number of options and awards that are expected to vest. It recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income, with a corresponding adjustment to the additional paid-in
capital. For awards subject to a market-based performance condition, no subsequent adjustments may be made.
Employee Share Award Plans
The awards are subject to service conditions, i.e. the requirement for recipients of awards to remain in employment with the Group over the vesting period, which typically is 4 years.
For the market-based award, the vesting is conditional on achievement of the relative total shareholder return (“TSR”) compared to the FTSE 250 and volume growth performance measures over the
3-year
performance period.
The following table shows the total share-based compensation expenses recognized in the Statement of Comprehensive Income:

	Year ended March 31
	2026	2025	2024
	(In million)	(In million)	(In million)
Servicing	$17.1	$13.8	$18.3
Marketing and sales	6.6	3.2	5.9
Technology and development	52.9	44.6	52.8
General and administrative	18.9	13.0	14.1

Total	$95.5	$74.6	$91.1

The number and weighted average exercise prices of share awards are as follows
:

Number of shares issuable	Number of share awards (#)	Weighted average exercise price	Average Remaining Contractual Term	Aggregate Intrinsic Value (in million)
Outstanding at April 1, 2023	65,648,858	$0.11	7.1 years	$433.4
Awards granted	11,460,714	0.00		—
Awards exercised	(19,895,709)	0.07		177.7
Awards forfeited	(3,623,805)	0.01		33.6
Outstanding at April 1, 2024	53,590,058	$0.11	6.8 years	$624.3
Awards granted	7,547,396	0.00		—
Awards exercised	(17,194,598)	0.10		148.4
Awards forfeited	(3,174,878)	0.00		27.6
Outstanding at March 31, 2025	40,767,978	$0.10	6.4 years	$504.0
Awards granted	11,477,541	0.00		137.3
Awards exercised	(13,436,927)	0.03		175.8
Awards forfeited	(2,152,587)	0.00		27.8
Outstanding at March 31, 2026	36,656,005	$0.10	6.4 years	$434.8
Exercisable at March 31, 2026	19,069,428	0.19	4.3 years	224.4
The weighted average fair value of share awards granted in 2026 was $12.83 (2025: $10.84 and 2024: $8.30). The weighted average share price at the date of exercise of the awards during the year was $13.47 (2025: $11.00 and 2024: $9.0).
In the years ended March 31, 2026, 2025 and 2024 the total intrinsic value of stock awards exercised was $175.8 million, $148.4 million and
$
177.7 million, respectively. The tax benefit arising on the exercise of stock awards was $16.6 million, $25.3 million and $16.0 million for the years ended March 31, 2026, 2025 and 2024, respectively.